Note 14 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Derivatives Hedging Accounting (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Assets
HEDGING DERIVATIVES, ASSETS	€ 3,105	€ 2,892
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	40	(21)
Liabilities Abstract
HEDGING DERIVATIVES, LIABILITIES	3,281	2,680
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	€ 0	€ 0